NORTHERN LIGHTS FUND TRUST

                                                                                            September 14, 2009

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:

Northern Lights Fund Trust – EAS Genesis Fund

           KCM Macro Trends Fund

           Pacific Financial Core Equity Fund

           Pacific Financial Explorer Fund

           Pacific Financial International Fund

           Pacific Financial Strategic Conservative Fund

           Pacific Financial Tactical Fund

Post Effective Amendment No. 99 to the Registration Statement on Form N-1A

(File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

 This letter is being transmitted by means of electronic submission by Northern Lights Fund Trust (the “Trust”), on behalf of EAS Genesis Fund, KCM Macro Trends Fund, Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund and Pacific Financial Tactical Fund (collectively, the “Funds”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j), and on behalf of the Trust, I hereby certify that the forms of Prospectuses and Statements of Additional Information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 99 to the Trust’s registration statement on Form N-1A (the “Amendment”). The text of the Amendment was filed electronically with the Securities and Exchange Commission on August 28, 2009 (SEC Accession Number 0000910472-09-000673).

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (513) 352-6725, or to my attention at (631) 470-2600.

Very truly yours,

/s/ Emile R. Molineaux

Emile R. Molineaux, Esq.

Secretary

cc:   JoAnn M. Strasser, Esq.